Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000211235 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[1]
C000211235 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
C000211235 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[1]
C000211235 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[1]
C000211235 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[1]
C000211235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%	[1]
C000211235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[1]
C000211235 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[1]
C000211235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[1]
C000211235 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%	[1]
C000011005 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[2]
C000011005 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[2]
C000011005 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[2]
C000011005 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[2]
C000011005 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[2]
C000011005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%	[2]
C000011005 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[2]
C000011005 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[2]
C000011005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[2]
C000011005 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%	[2]
C000011004 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[3]
C000011004 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[3]
C000011004 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[3]
C000011004 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[3]
C000011004 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[3]
C000011004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%	[3]
C000011004 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[3]
C000011004 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[3]
C000011004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[3]
C000011004 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%	[3]
C000011003 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[4]
C000011003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[4]
C000011003 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[4]
C000011003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[4]
C000011003 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[4]
C000011003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%	[4]
C000011003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[4]
C000011003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[4]
C000011003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[4]
C000011003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%	[4]
C000011001 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[5]
C000011001 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[5]
C000011001 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[5]
C000011001 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[5]
C000011001 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.12%	[5]
C000011001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%	[5]
C000011001 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%	[5]
C000011001 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[5]
C000011001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[5]
C000011001 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%	[5]
C000011010 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[6]
C000011010 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[6]
C000011010 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[6]
C000011010 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[6]
C000011010 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[6]
C000011010 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[6]
C000011010 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[6]
C000011010 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[6]
C000011010 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%	[6]
C000011010 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[6]
C000011012 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[7]
C000011012 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[7]
C000011012 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[7]
C000011012 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[7]
C000011012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[7]
C000011012 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[7]
C000011012 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[7]
C000011012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[7]
C000011012 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%	[7]
C000011012 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[7]
C000011013 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[8]
C000011013 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[8]
C000011013 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[8]
C000011013 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[8]
C000011013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[8]
C000011013 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[8]
C000011013 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[8]
C000011013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[8]
C000011013 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%	[8]
C000011013 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[8]
C000011014 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[9]
C000011014 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[9]
C000011014 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[9]
C000011014 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[9]
C000011014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[9]
C000011014 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[9]
C000011014 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[9]
C000011014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[9]
C000011014 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%	[9]
C000011014 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[9]
C000169262 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%	[10]
C000169262 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[10]
C000169262 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%	[10]
C000169262 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[10]
C000169262 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[10]
C000169262 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[10]
C000169262 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[10]
C000169262 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%	[10]
C000169262 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%	[10]
C000169262 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[10]
C000228679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[11]
C000228679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000228679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[11]
C000228679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%	[11]
C000228679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%	[11]
C000228679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%	[11]
C000228679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[11]
C000228679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[11]
C000228679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[11]
C000228679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%	[11]
C000085184 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[12]
C000085184 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[12]
C000085184 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[12]
C000085184 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%	[12]
C000085184 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%	[12]
C000085184 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%	[12]
C000085184 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[12]
C000085184 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[12]
C000085184 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[12]
C000085184 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%	[12]
C000085183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[13]
C000085183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[13]
C000085183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[13]
C000085183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%	[13]
C000085183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%	[13]
C000085183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%	[13]
C000085183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[13]
C000085183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[13]
C000085183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[13]
C000085183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%	[13]
C000085182 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[14]
C000085182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000085182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[14]
C000085182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%	[14]
C000085182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%	[14]
C000085182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%	[14]
C000085182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[14]
C000085182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[14]
C000085182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[14]
C000085182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%	[14]
C000085181 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[15]
C000085181 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[15]
C000085181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[15]
C000085181 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%	[15]
C000085181 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%	[15]
C000085181 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.65%	[15]
C000085181 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[15]
C000085181 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[15]
C000085181 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[15]
C000085181 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.32%	[15]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[11]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[12]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[13]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[14]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[15]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.